Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Inventories [Abstract]
Disclosure of Current Inventories

As at	December 31, 2025	December 31, 2024

Parts and materials	$25,103	$26,667

Work in process	43,181	46,467

	$68,284	$73,134